OPERATIONS - Effects on the Company's Equity (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | Effects on the Entity's Investments [Member]
Disclosure of joint ventures [line items]
Results	R$ (1,789)
Remeasurement of shareholding variation	80,400
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | Effects on Entity's Result [Member]
Disclosure of joint ventures [line items]
Results	(1,789)
Current income tax and social contribution	(55,277)
Remeasurement of shareholding variation	80,400
Proportional write-off of goodwill on disposals of the Company's investments	(135,106)
Deferred income tax and social contribution	(97,155)
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TEF Infra | Effects on Entity's Result [Member]
Disclosure of joint ventures [line items]
Write-off cost for the sale of equity interest	(95,817)
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | CDPQ | Effects on Entity's Result [Member]
Disclosure of joint ventures [line items]
Write-off cost for the sale of equity interest	(38,327)
CloudCo Brasil | Effects on Subsidiary and Joint Ventures Equity [Member]
Disclosure of joint ventures [line items]
Capital contribution in resources by the Company	28,000
Results	(5,523)
Equity before closing	22,477
Subscription of capital in cash	76,000
Adjustment to the present value of the capital increase to be paid.	(3,109)
Equity after closing	95,368
CloudCo Brasil | Effects on the Entity's Investments [Member]
Disclosure of joint ventures [line items]
Results	(5,523)
Remeasurement of shareholding variation	30,900
CloudCo Brasil | Effects on Entity's Equity [Member]
Disclosure of joint ventures [line items]
Remeasurement of shareholding variation	30,900
Proportional write-off of goodwill on disposals of the Company's investments	(12,871)
Deferred income tax and social contribution	4,377
Total effect on the Company's equity, after closing	31,367
CloudCo Brasil | TC&CT | Effects on Subsidiary and Joint Ventures Equity [Member]
Disclosure of joint ventures [line items]
Subscription of capital in cash	76,000
CloudCo Brasil | TC&CT | Effects on Entity's Equity [Member]
Disclosure of joint ventures [line items]
Fair value of the consideration for the disposal of the Company's investment	19,260
Write-off cost for the sale of equity interest	(5,683)
Current income tax and social contribution	(4,616)
IoTco Brasil | Effects on Subsidiary and Joint Ventures Equity [Member]
Disclosure of joint ventures [line items]
Subscription of capital in cash	94,943
Adjustment to the present value of the capital increase to be paid.	(12,255)
Equity after closing	82,688
IoTco Brasil | Effects on the Entity's Investments [Member]
Disclosure of joint ventures [line items]
Remeasurement of shareholding variation	41,352
IoTco Brasil | Effects on Entity's Equity [Member]
Disclosure of joint ventures [line items]
Remeasurement of shareholding variation	41,352
Proportional write-off of goodwill on disposals of the Company's investments	(10,184)
Deferred income tax and social contribution	3,463
Total effect on the Company's equity, after closing	34,644
IoTco Brasil | TI&BDT | Effects on Subsidiary and Joint Ventures Equity [Member]
Disclosure of joint ventures [line items]
Subscription of capital in cash	94,943
IoTco Brasil | TI&BDT | Effects on Entity's Equity [Member]
Disclosure of joint ventures [line items]
Fair value of the consideration for the disposal of the Company's investment	19
Current income tax and social contribution	R$ (6)